Summary of Significant Accounting Policies (Details) - Schedule of condensed consolidated financial statements - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative warrant liability	$ 4,148,556
Total liabilities	29,113,496
Additional paid-in capital	81,716,561	$ 34,157,877	$ 24,213,006
Accumulated deficit	(52,789,159)
Total stockholders’ equity	28,932,127	$ (6,611,457)	$ (1,428,721)	$ 5,348,014
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative warrant liability	28,041,937
Total liabilities	22,658,960
Additional paid-in capital	(15,566,133)
Accumulated deficit	(7,092,827)
Total stockholders’ equity	(22,658,960)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative warrant liability	32,190,493
Total liabilities	51,772,456
Additional paid-in capital	66,150,428
Accumulated deficit	(59,881,986)
Total stockholders’ equity	$ 6,273,167